Fair Value Measurements on a Recurring Basis (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Assets held in Trust Account - U.S. Treasury Securities	$ 232,305,815	$ 230,000,819
Liabilities:
Warrant liability	12,611,665	12,061,764
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets held in Trust Account - U.S. Treasury Securities	232,305,815	230,000,819
Liabilities:
Warrant liability	12,343,333
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets held in Trust Account - U.S. Treasury Securities
Liabilities:
Warrant liability	268,332
Significant Other Unobservable Inputs (Level 3)
Assets:
Assets held in Trust Account - U.S. Treasury Securities
Liabilities:
Warrant liability		$ 12,061,764